Condensed Parent Company Financial Statements (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Less: Allowance for loan losses	$ 110,381	$ 113,903	$ 98,277
Net Loans	11,049,387	9,820,336
Goodwill	305,468	281,190
Total assets	15,893,808	13,980,156	12,215,620
Notes payable	52,822	1,000
Subordinated notes	35,000	50,000
Other borrowings	443,753	260,620
Junior subordinated debentures	249,493	249,493
Shareholders' equity	1,543,533	1,436,549	1,138,639	1,066,572
Total liabilities and shareholders' equity	15,893,808	13,980,156
Parent Company [Member]
Cash	94,275	127,803
Available-for-sale securities, at fair value	489	7,419
Investment in and receivables from subsidiaries	1,738,484	1,601,047
Loans, net of unearned income	2,574	5,489
Less: Allowance for loan losses	664	905
Net Loans	1,910	4,584
Goodwill	8,347	8,347
Other assets	86,612	41,844
Total assets	1,930,117	1,791,044
Other liabilities	20,671	10,671
Notes payable	51,000	1,000
Subordinated notes	35,000	50,000
Other borrowings	30,420	43,331
Junior subordinated debentures	249,493	249,493
Shareholders' equity	1,543,533	1,436,549
Total liabilities and shareholders' equity	$ 1,930,117	$ 1,791,044